Common Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Common Stock
Common Stock

4. Common Stock. We have 300,000,000 shares of voting common shares authorized for issuance. On March 31, 2022, a total of 163,987,550 shares of common stock were either issued (144,379,308), reserved for conversion of convertible debt to stock (17,285,625), reserved for future issuance of RSUs for non-employee directors (1,320,000), held for future exercise of stock options (550,000) and shares reserved for warrant conversion (452,617). We also have $26.9 million outstanding in convertibles notes which are convertible into shares of common stock upon and at a conversion price equal to 80% of the offering price of any public offering as a result of which the Company's common stock is listed on a national exchange.

We have not paid any dividends to our common stock shareholders to date, and have no plans to do so in the immediate future.

6. Common Stock

We have 300,000,000 shares of voting common shares authorized for issuance. As of December 31, 2021, a total of 163,915,625 shares of common stock were either issued (144,379,308), reserved for conversion of convertible debt to stock (17,213,700), reserved for future issuance of RSUs for non-employee directors (1,320,000), held for future exercise of stock options (550,000) and shares reserved for warrant conversion (452,617).

F-25

Table of Contents

From January 1, 2021 to December 31, 2021, we granted common stock to the following:

•	On April 7, 2021, we issued 48,077 shares of common stock to Stephen T. Chen and/or Stephen T. Chen and Virginia M. Chen, Trustees, Stephen T. & Virginia M. Chen Living Trust Dated April 12, 2018 (Chen) as partial compensation payable for the period January 1, 2021 through March 31, 2021 under the Employment Agreement by and between the Company and Chen effective January 1, 2021 (“Chen Agreement”).

•	On April 7, 2021, we issued 5,769 shares of common stock to Bernard Cohen (“Cohen”) as partial compensation payable for the period January 1, 2021 through March 31, 2021 under the Employment Agreement by and between the Company and Cohen effective January 1, 2021 (“Cohen Agreement”).

•	On April 7, 2021, we issued 11,538 shares of common stock to Lawrence Lin (“Lin”) as compensation payable for the period January 1, 2021 through March 31, 2021 under the Consulting Agreement by and between the Company and Lin’s company, i2China Management Group, LLC, effective April 15, 2018 (“Lin Agreement”), as amended and made effective on January 1, 2020 (“Lin Amendment”).

•	On April 7, 2021, we issued 109,038 shares of common stock to John Junyong Lee as compensation payable for the period January 1, 2021 through March 31, 2021 under the Legal Retainer Agreement by and between the Company and Lee effective June 21, 2019 (“Lee Agreement”).

•	On April 15, 2021, we consummated the Securities Purchase Agreement and issued 100,000,000 shares of common stock at $0.20 per share to Ainos KY in exchange for certain patent assignments.

•	On June 30, 2021, we issued 5,342 shares of common stock as compensation payable for the period April 1, 2021 through April 15, 2021 under the Chen Agreement as amended by Amendment No. 2 that extended the termination date to April 15, 2021.

•	On June 30, 2021, we issued 107 shares of common stock to Bernard Cohen as compensation payable for the period April 1, 2021 through April 5, 2021 under the Cohen Agreement as amended by Amendment No. 1 that extended the termination date to April 5, 2021.

•	On June 30, 2021, we issued 3,846 shares of common stock to Lawrence Lin as compensation payable for the period April 1, 2021 through June 30, 2021 under the Lin Agreement and Lin Amendment.

•	On June 30, 2021, we issued 21,926 shares of common stock to John Junyong Lee as compensation payable for the period April 1, 2021 through June 30, 2021 under the Lee Agreement.

•	On July 30, 2021, we issued 20,000 shares of voting common stock to Ya-Ju (“Maggie Wang”), previously a branch manager of the Company’s Taiwan branch office. The Company received payment of $7,600 ($0.38 per share) in accordance to a Stock Option Agreement under the Company’s 2018 Employee Stock Option Plan.

•	On July 30, 2021, we issued 150,400 shares of voting common stock to Daniel Fisher, previously a Company board director. The Company received payment of $57,152 ($0.38 per share) in accordance to a Stock Option Agreement under the Company’s 2018 Officers, Directors, Employees and Consultants Nonqualified Stock Option Plan.

•	On December 27, 2021, we issued 1,491,953 shares of common stock to Top Calibre Corporation (“TCC”) resulting from an assignment of convertible promissory notes from Dr. Stephen T. Chen to TCC under that certain Assignment Agreement by and between Dr. Stephen T. Chen and TCC, dated December 15, 2021 (“TCC Agreement”). Convertible promissory notes #3.19, #4.19, #6.20, #7.20, #10.21 and #11.21 were exercised at its entirety at a strike price of $0.25 per share based on a combined aggregate principal and accrued interest amount of $372,988.

•	On December 27, 2021, we issued 413,368 shares of common stock to i2China Management Group LLC (“i2China”) resulting from a notice of demand from i2China to initiate the conversion of convertible promissory notes #5.19, #8.20a, and #11 exercised at its entirety at a strike price of $0.25 per share based on a combined aggregate principal and accrued interest amount of $103,342.
•	On December 27, 2021, we issued 2,946 shares of common stock to Lawrence Lin as compensation payable for the period July 1, 2021 through August 1, 2021 under the Lin Agreement and Lin Amendment.

•	On December 27, 2021, we issued 28,826 shares of common stock to John Junyong Lee as compensation payable for the period July 1, 2021 through September 31, 2021 under the Lee Agreement.

We did not pay any dividends to its common stock shareholders in 2021 and has no plans to do so in the immediate future.